Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2022
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Schedule of Other Comprehensive (Loss) Income
Other comprehensive (loss) income consisted of the following:

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments net of tax(b)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2022	$(56)	$(253)	$(5)	$—	$(314)	$—	$(314)
Other comprehensive (loss) income before reclassifications, gross	(90)	—	2	2	(86)	—	(86)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	2	—	—	2	—	2
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(90)	2	2	2	(84)	—	(84)
Ending balance, June 30, 2022	$(146)	$(251)	$(3)	$2	$(398)	$—	$(398)

	Foreign currency translation adjustment(d)	Pension and other postretirement benefits adjustments net of tax(e)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2021	$(19)	$(306)	$(5)	$1	$(329)	$—	$(329)
Other comprehensive (loss) income before reclassifications, gross	(7)	1	—	4	(2)	—	(2)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	7	—	—	7	—	7
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(7)	8	—	4	5	—	5
Ending balance, June 30, 2021	$(26)	$(298)	$(5)	$5	$(324)	$—	$(324)

(a)Amounts are net of tax of nil as of June 30, 2022 and January 1, 2022, each.
(b)Amounts are net of tax of $50 million as of June 30, 2022 and January 1, 2022, each.
(c)See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)Amounts are net of tax of nil as of June 30, 2021 and January 1, 2021, each.
(e)Amounts are net of tax of $50 million as of June 30, 2021 and January 1, 2021, each.

Schedule of Details about Reclassifications from Other Comprehensive Loss

	Three months ended June 30,		Six months ended June 30,		Affected line item in the statement where net income is presented
	2022	2021	2022	2021
Details about Other Comprehensive Loss Components:
Amortization of pension and other postretirement benefits:
Actuarial loss	$—	$4	$1	$7	Other income
Prior service credit	—	—	1	—	Other income
Total before tax	—	4	2	7
Income tax expense	—	—	—	—	Income tax expense
Total reclassifications for the period, net of tax	$—	$4	$2	$7